LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 33.1%		Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026		$5,445,000	$5,475,330
4.50%, 04/15/2027		1,430,000	1,447,819
3.88%, 11/30/2027		4,565,000	4,589,965
1.38%, 10/31/2028		4,925,000	4,603,144
4.25%, 02/28/2029		14,880,000	15,165,975
4.63%, 04/30/2029		23,205,000	23,950,098
3.25%, 06/30/2029		17,505,000	17,247,212
4.00%, 02/28/2030		19,860,000	20,095,837
3.88%, 06/30/2030		3,135,000	3,154,961
3.63%, 09/30/2030		2,300,000	2,288,949
TOTAL U.S. TREASURY SECURITIES (Cost $96,674,568)			98,019,290

CORPORATE BONDS - 19.5%		Par	Value
Aerospace & Defense - 0.9%
Boeing Co., 3.25%, 02/01/2028		1,100,000	1,074,561
L3Harris Technologies, Inc., 5.40%, 01/15/2027		985,000	1,001,261
RTX Corp., 4.13%, 11/16/2028		455,000	455,603
			2,531,425

Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029		550,000	558,252

Auto Manufacturers - 0.4%
General Motors Financial Co., Inc., 5.35%, 01/07/2030		890,000	911,901
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)		405,000	403,079
			1,314,980

Banks - 6.5%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		1,735,000	1,741,588
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		2,440,000	2,518,789
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027		1,975,000	1,981,172
Citibank NA, 4.58%, 05/29/2027		1,100,000	1,109,937
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		650,000	650,412
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)		250,000	256,585
Credit Suisse AG, 5.00%, 07/09/2027		425,000	432,238
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030		265,000	268,861
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)		645,000	668,667
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029		380,000	404,483
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031		440,000	454,972
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029		575,000	599,738
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031		2,235,000	2,310,085
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031		1,070,000	1,104,739
Morgan Stanley Private Bank NA, 4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031		1,120,000	1,136,868
NatWest Markets PLC, 5.41%, 05/17/2029 (a)		755,000	783,183
State Street Corp., 4.54%, 02/28/2028		540,000	546,972
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)		665,000	681,757
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031		1,470,000	1,516,432
			19,167,478

Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029		610,000	612,224

Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028		735,000	752,305

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026		335,000	333,763

Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029		655,000	658,685

Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027		1,200,000	1,187,686

Diversified Financial Services - 0.4%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027		1,245,000	1,271,789

Electric - 1.0%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030		630,000	647,380
Florida Power & Light Co.
5.05%, 04/01/2028		715,000	733,760
4.40%, 05/15/2028		920,000	930,554
NSTAR Electric Co., 3.20%, 05/15/2027		595,000	587,213
Southern California Edison Co., 1.20%, 02/01/2026		185,000	182,864
			3,081,771

Electronics - 0.4%
Honeywell International, Inc.
4.65%, 07/30/2027		765,000	774,183
4.88%, 09/01/2029		285,000	293,165
			1,067,348

Food - 2.4%
General Mills, Inc., 4.88%, 01/30/2030		715,000	730,087
Kraft Heinz Foods Co., 3.88%, 05/15/2027		625,000	622,183
Mars, Inc.
4.60%, 03/01/2028 (a)		2,690,000	2,723,233
4.80%, 03/01/2030 (a)		2,540,000	2,588,602
Sysco Corp., 3.25%, 07/15/2027		490,000	483,250
			7,147,355

Healthcare-Services - 0.6%
HCA, Inc., 5.00%, 03/01/2028		395,000	402,328
UnitedHealth Group, Inc.
4.40%, 06/15/2028		360,000	363,561
4.25%, 01/15/2029		1,005,000	1,008,075
			1,773,964

Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026		450,000	452,403
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)		295,000	301,241
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)		435,000	430,583
			1,184,227

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029		290,000	299,686

Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029		290,000	296,654
CVS Health Corp.
2.88%, 06/01/2026		1,195,000	1,183,936
5.00%, 01/30/2029		700,000	713,742
EMD Finance LLC, 4.13%, 08/15/2028 (a)		570,000	570,263
			2,764,595

Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028		535,000	562,866
Energy Transfer LP, 6.05%, 12/01/2026		1,170,000	1,191,902
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027		330,000	332,878
			2,087,646

REITS - 1.2%
American Homes 4 Rent LP, 4.90%, 02/15/2029		305,000	310,304
Brixmor Operating Partnership LP, 4.13%, 06/15/2026		345,000	344,450
Essex Portfolio LP, 1.70%, 03/01/2028		295,000	278,376
GLP Capital LP / GLP Financing II, Inc.
5.75%, 06/01/2028		220,000	226,105
4.00%, 01/15/2030		355,000	343,767
Kite Realty Group LP, 4.00%, 10/01/2026		905,000	902,656
Lineage OP LP, 5.25%, 07/15/2030 (a)		585,000	593,159
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)		655,000	676,135
			3,674,952

Retail - 0.6%
Home Depot, Inc., 4.88%, 06/25/2027		490,000	498,170
O'Reilly Automotive, Inc.
5.75%, 11/20/2026		685,000	696,872
4.20%, 04/01/2030		315,000	313,952
Walmart, Inc., 4.35%, 04/28/2030		180,000	182,989
			1,691,983

Semiconductors - 0.2%
Broadcom, Inc., 4.60%, 07/15/2030		435,000	441,667

Software - 0.4%
Oracle Corp.
4.80%, 08/03/2028		470,000	477,994
4.45%, 09/26/2030		215,000	214,852
Roper Technologies, Inc., 4.25%, 09/15/2028		500,000	502,408
			1,195,254

Telecommunications - 1.0%
AT&T, Inc., 2.30%, 06/01/2027		750,000	728,047
T-Mobile USA, Inc.
4.80%, 07/15/2028		495,000	503,943
4.85%, 01/15/2029		960,000	979,498
Verizon Communications, Inc., 2.10%, 03/22/2028		780,000	744,083
			2,955,571
TOTAL CORPORATE BONDS (Cost $56,827,948)			57,754,606

MORTGAGE-BACKED SECURITIES - 11.4%		Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.42% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor) (a)		600,000	581,250
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(b)		8,840	8,536
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.90% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor) (a)		1,000,000	999,787
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055		199,817	196,325
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.84% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (a)		502,879	503,193
BX Trust
Series 2022-VAMF, Class B, 5.43% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor) (a)		250,000	249,609
Series 2023-DELC, Class A, 6.84% (1 mo. Term SOFR + 2.69%), 05/15/2038, (2.69% Floor) (a)		330,000	332,058
Series 2024-XL5, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor) (a)		1,056,765	1,057,426
DK Trust, Series 2025-LXP, Class A, 5.74% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor) (a)		925,000	925,000
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 5.39% (1 mo. Term SOFR + 1.23%), 11/15/2038, (1.12% Floor) (a)		942,150	941,267
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.86% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (a)		1,470,000	1,516,393
Series 2022-R04, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)		1,150,000	1,181,441
Series 2022-R05, Class 2M2, 7.36% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (a)		35,000	35,936
Series 2022-R06, Class 1M2, 8.21% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)		605,000	629,354
Series 2022-R07, Class 1M2, 9.01% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)		1,050,000	1,110,624
Series 2022-R08, Class 1M2, 7.96% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)		1,930,000	2,007,200
Series 2023-R01, Class 1M2, 8.11% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)		865,000	908,250
Series 2023-R02, Class 1M2, 7.71% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)		1,445,000	1,508,219
Series 2023-R04, Class 1M2, 7.91% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)		600,000	632,628
Series 2023-R05, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)		550,000	571,313
Series 2023-R06, Class 1M2, 7.06% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (a)		2,050,000	2,118,175
Series 2023-R08, Class 1M2, 6.86% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor) (a)		380,000	389,910
Series 2024-R02, Class 1M2, 6.16% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor) (a)		210,000	211,727
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1B, 7.45% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor) (a)		745,000	774,186
Series 2023-DNA2, Class M1B, 7.60% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)		1,605,000	1,679,890
Series 2023-HQA1, Class M1B, 7.86% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor) (a)		890,000	938,406
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047		345,851	340,664
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (a)		1,952,470	1,951,858
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.56% (1 mo. Term SOFR + 1.40%), 03/15/2039, (1.40% Floor) (a)		1,500,000	1,499,531
NRTH PARK Mortgage Trust
Series 2024-PARK, Class A, 5.79% (1 mo. Term SOFR + 1.64%), 03/15/2039, (1.64% Floor) (a)		1,100,000	1,097,589
Series 2025-PARK, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)		1,300,000	1,296,750
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.14% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)		1,875,000	1,879,691
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.15% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor) (a)		1,000,000	939,465
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.75% (1 mo. Term SOFR + 1.50%), 09/15/2030, (1.50% Floor) (a)		1,500,000	1,500,940
SMR Mortgage Trust, Series 2022-IND, Class A, 5.80% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor) (a)		1,144,596	1,144,128
TOTAL MORTGAGE-BACKED SECURITIES (Cost $33,774,440)			33,658,719

ASSET-BACKED SECURITIES - 9.5%		Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029		1,870,000	1,908,804
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)		200,000	201,707
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029		2,450,000	2,475,873
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027		532,926	533,375
Series 2024-P4, Class A3, 4.64%, 01/10/2030		400,000	402,444
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030		1,000,000	1,002,110
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)		625,625	609,026
Financial Holding Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)		500,000	505,958
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)		1,240,000	1,265,753
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028		1,175,000	1,187,759
Series 2024-C, Class A3, 4.07%, 07/15/2029		2,450,000	2,457,087
Series 2024-D, Class A3, 4.61%, 08/15/2029		750,000	758,865
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A3, 5.78%, 08/16/2028		1,206,425	1,219,456
Series 2024-2, Class A3, 5.10%, 03/16/2029		825,000	832,645
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027		2,280,000	2,296,014
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)		113,403	112,509
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)		58,450	59,731
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)		301,467	305,213
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028		934,590	943,322
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)		1,815,040	1,848,856
Series 2025-1A, Class A, 4.97%, 09/22/2042 (a)		516,217	522,852
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)		772,000	758,405
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)		99,438	101,707
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)		1,007,063	972,671
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)		610,000	615,741
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029		2,850,000	2,894,631
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)		209,251	210,252
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027		1,300,000	1,311,600
TOTAL ASSET-BACKED SECURITIES (Cost $28,078,122)			28,314,366

U.S. GOVERNMENT AGENCY ISSUES - 3.8%		Par	Value
Federal Home Loan Banks
0.60%, 02/12/2026		1,990,000	1,965,449
1.00%, 03/23/2026		1,950,000	1,923,941
4.00%, 03/10/2027		1,500,000	1,507,327
1.10%, 02/25/2028		2,365,000	2,216,132
Federal National Mortgage Association, 0.75%, 10/08/2027		3,825,000	3,612,134
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,119,043)			11,224,983

TOTAL INVESTMENTS - 77.3% (Cost $226,474,121)			$228,971,964
Money Market Deposit Account - 5.0% (c)(d)			14,799,598
Other Assets in Excess of Liabilities - 17.7%(e)			52,539,913
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$296,311,475
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $51,888,598 or 17.5% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $426,925.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $52,311,407.

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	592	12/14/2026	$170,241,268	$(226,095)
3-Month Secured Overnight Financing Rate	1,207	03/16/2027	292,410,838	(57,278)
Arabica Coffee	50	12/18/2025	7,028,437	259,306
Australian Government 10 Year Bonds	397	12/15/2025	29,776,877	(141,463)
Brent Crude Oil	138	10/31/2025	9,112,140	(123,835)
CAC40 10 Euro Index	158	10/17/2025	14,645,260	174,663
Canadian 10 Year Government Bonds	418	12/18/2025	36,781,117	43,785
Crude Oil	71	10/21/2025	4,428,270	(80,975)
Crude Soybean Oil	71	12/12/2025	2,108,274	(239,391)
Dow Jones Industrial Average Index	134	12/19/2025	31,281,630	277,721
Euro STOXX 50 Quanto Index	300	12/19/2025	19,516,290	333,477
FTSE 100 Index	481	12/19/2025	60,856,802	796,825
German Stock Index	26	12/19/2025	18,323,628	211,163
Gold	85	12/29/2025	32,922,200	3,463,021
Hang Seng Index	124	10/30/2025	21,441,207	263,280
ICE 3 Month SONIA Rate	121	03/16/2027	39,216,579	(15,374)
London Metals - Aluminum(a)	78	12/15/2025	5,227,735	127,320
London Metals - Copper(a)	66	12/15/2025	16,947,859	746,261
London Metals - Zinc(a)	50	12/15/2025	3,711,425	146,353
Low Sulphur Gas Oil	247	11/12/2025	16,968,900	132,371
Nasdaq 100 Index	82	12/19/2025	40,838,870	620,754
Nikkei 225 Index	91	12/11/2025	27,684,282	716,578
NY Harbor ULSD	138	10/31/2025	13,470,484	45,645
Reformulated Gasoline Blendstock	138	10/31/2025	11,141,651	(86,990)
Russell 2000 Index	152	12/19/2025	18,661,800	197,397
S&P 500 Index	150	12/19/2025	50,540,625	559,901
Silver	77	12/29/2025	17,956,400	2,694,081
TOPIX Index	168	12/11/2025	35,682,321	313,328
U.S. Treasury 10 Year Notes	472	12/19/2025	53,100,000	(196,168)
U.S. Treasury 2 Year Notes	350	12/31/2025	72,939,453	(146,708)
U.S. Treasury 5 Year Note	837	12/31/2025	91,396,477	(261,214)
U.S. Treasury Long Bonds	70	12/19/2025	8,161,562	(51,779)
				$10,495,960
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(16)	12/12/2025	$1,468,817	$12,808
Corn No. 2 Yellow	(480)	12/12/2025	9,972,000	505,785
Cotton No.2	(74)	12/08/2025	2,433,490	68,041
Dollar Index	(35)	12/15/2025	3,410,785	(3,221)
Euro-BOBL	(376)	12/08/2025	52,006,528	(9,877)
Euro-Bund	(286)	12/08/2025	43,171,142	(188,278)
Euro-Schatz	(1,472)	12/08/2025	184,883,546	39,890
Hard Red Winter Wheat	(147)	12/12/2025	3,658,462	231,712
Japanese 10 Year Government Bonds	(72)	12/15/2025	66,111,370	602,851
London Cocoa	(21)	12/11/2025	1,335,889	181,872
London Metals - Aluminum(a)	(1)	12/15/2025	67,022	0
London Metals - Copper(a)	(1)	12/15/2025	256,786	(8,339)
London Metals - Zinc(a)	(3)	12/15/2025	222,685	(11,307)
Long Gilt	(188)	12/29/2025	22,968,086	(112,247)
Natural Gas	(147)	10/29/2025	4,855,410	(24,645)
Soybean Meal	(118)	12/12/2025	3,224,940	281,178
Soybeans	(244)	11/14/2025	12,221,350	189,234
Sugar #11	(244)	02/27/2026	4,536,448	(23,613)
Wheat	(206)	12/12/2025	5,232,400	827,999
				$2,559,843
Net Unrealized Appreciation (Depreciation)				$13,055,803

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Market Trend Fund
Consolidated Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	10/01/2025	AUD	471,000	USD	309,872	$1,793
Bank of America	10/02/2025	AUD	700,000	USD	462,252	952
Bank of America	12/17/2025	AUD	38,114,000	USD	25,343,638	(100,104)
Bank of America	10/01/2025	CAD	9,245,000	USD	6,641,850	1,424
Bank of America	12/17/2025	CAD	5,788,000	USD	4,220,657	(46,139)
Bank of America	10/01/2025	CHF	270,000	USD	339,163	53
Bank of America	10/02/2025	CHF	46,000	USD	57,780	20
Bank of America	12/17/2025	CHF	34,449,000	USD	43,737,420	(49,777)
Bank of America	10/01/2025	EUR	564,000	USD	661,281	925
Bank of America	10/02/2025	EUR	562,000	USD	659,825	73
Bank of America	12/17/2025	EUR	46,947,000	USD	55,344,016	26,762
Bank of America	10/01/2025	GBP	751,000	USD	1,009,093	933
Bank of America	10/02/2025	GBP	31,000	USD	41,665	27
Bank of America	12/17/2025	GBP	37,879,000	USD	51,373,123	(425,154)
Bank of America	10/01/2025	JPY	144,890,000	USD	975,044	4,807
Bank of America	10/02/2025	JPY	57,656,000	USD	389,914	39
Bank of America	12/17/2025	JPY	564,131,000	USD	3,867,679	(21,602)
Bank of America	10/01/2025	MXN	4,975,000	USD	271,353	276
Bank of America	12/17/2025	MXN	371,420,000	USD	19,796,546	313,583
Bank of America	10/01/2025	NZD	3,275,000	USD	1,893,409	5,341
Bank of America	10/02/2025	NZD	3,952,000	USD	2,291,402	(70)
Bank of America	12/17/2025	NZD	14,665,000	USD	8,771,097	(242,475)
Bank of America	10/01/2025	USD	309,228	AUD	471,000	(2,437)
Bank of America	10/02/2025	USD	462,941	AUD	700,000	(264)
Bank of America	12/17/2025	USD	5,820,565	AUD	8,845,000	(37,625)
Bank of America	10/01/2025	USD	6,638,696	CAD	9,245,000	(4,579)
Bank of America	12/17/2025	USD	41,678,308	CAD	57,535,000	181,949
Bank of America	10/01/2025	USD	338,651	CHF	270,000	(565)
Bank of America	10/02/2025	USD	57,794	CHF	46,000	(5)
Bank of America	12/17/2025	USD	2,118,706	CHF	1,675,000	(5,501)
Bank of America	10/01/2025	USD	661,474	EUR	564,000	(732)
Bank of America	10/02/2025	USD	659,690	EUR	562,000	(208)
Bank of America	12/17/2025	USD	4,643,433	EUR	3,938,000	(1,169)
Bank of America	10/01/2025	USD	1,009,394	GBP	751,000	(632)
Bank of America	10/02/2025	USD	41,685	GBP	31,000	(8)
Bank of America	12/17/2025	USD	12,340,292	GBP	9,188,000	(17,742)
Bank of America	10/01/2025	USD	974,798	JPY	144,890,000	(5,054)
Bank of America	10/02/2025	USD	389,465	JPY	57,656,000	(488)
Bank of America	12/17/2025	USD	25,855,374	JPY	3,781,096,000	76,986
Bank of America	10/01/2025	USD	270,991	MXN	4,975,000	(638)
Bank of America	12/17/2025	USD	186,828	MXN	3,480,000	(1,593)
Bank of America	10/01/2025	USD	1,896,320	NZD	3,275,000	(2,428)
Bank of America	10/02/2025	USD	2,291,960	NZD	3,952,000	629
Bank of America	12/17/2025	USD	22,242,394	NZD	37,790,000	265,127
Net Unrealized Appreciation (Depreciation)						$(85,290)

AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LoCorr Market Trend Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$98,019,290	$–	$98,019,290
Corporate Bonds	–	57,754,606	–	57,754,606
Mortgage-Backed Securities	–	33,658,719	–	33,658,719
Asset-Backed Securities	–	28,314,366	–	28,314,366
U.S. Government Agency Issues	–	11,224,983	–	11,224,983
Total Investments	$–	$228,971,964	$–	$228,971,964

Other Financial Instruments:
Futures Contracts*	$15,064,600	$–	$–	$15,064,600
Forward Currency Contracts*	–	881,699	–	881,699
Total Other Financial Instruments	$15,064,600	$881,699	$–	$15,946,299

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(2,008,797)	$–	$–	$(2,008,797)
Forward Currency Contracts*	–	(966,989)	–	(966,989)
Total Other Financial Instruments	$(2,008,797)	$(966,989)	$–	$(2,975,786)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.